Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Texas Water Development Board, 4.50%, 10/15/37	$1,000	$ 1,037,438
		$ 1,037,438
Education — 1.5%
University of Colorado, 5.00%, 10/1/28	$2,000	$ 2,130,545
		$ 2,130,545
Electric Utilities — 3.3%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,116,424
Southeast Energy Authority, AL, 5.25% to 1/1/33 (Put Date), 3/1/55	3,500	3,694,594
		$ 4,811,018
General Obligations — 49.5%
Angleton Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	$220	$ 241,273
Auburn, ME, 2.00%, 11/1/34	1,250	982,462
Belmont, MA, 3.00%, 2/15/35	500	464,620
Braintree, MA, 1.50%, 10/15/31	865	707,742
California:
5.00%, 11/1/28	610	637,397
5.50%, 12/1/52	75	78,878
Carroll County, MD, 5.00%, 11/1/27	565	593,829
Columbia School District, MO, 2.10%, 3/1/27	1,040	1,005,642
Connecticut:
5.00%, 3/15/29(1)	500	534,614
5.00%, 12/1/30(1)	585	640,137
District of Columbia, (Washington DC), 5.00%, 10/15/44	5,000	5,093,071
Frisco, TX, 2.00%, 2/15/33	250	212,924
Gaston County, NC, 5.00%, 3/1/31	6,000	6,635,120
Massachusetts:
5.00%, 7/1/35(1)	3,000	3,412,733
5.00%, 1/1/44	2,750	2,784,073
Mecklenburg County, NC, 5.00%, 2/1/37	2,000	2,253,981
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	27,203
Metro, OR, 5.00%, 6/1/27	3,250	3,386,232
Montgomery County, MD, 5.00%, 10/1/29	1,300	1,350,829
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,403
New York:
5.00%, 3/15/31	5,250	5,841,717
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York: (continued)
5.00%, 3/15/32	$2,500	$ 2,816,298
New York, NY:
5.00%, 8/1/30	1,500	1,630,033
5.00%, 10/1/35	2,020	2,073,506
North Carolina, 2.00%, 6/1/33	1,250	1,070,885
Orange County, NC, 3.10%, 2/1/36	1,155	1,067,268
Oregon:
5.00%, 5/15/34(1)	1,260	1,337,998
5.00%, 5/15/37(1)	1,275	1,340,701
Pennsylvania, 4.00%, 5/1/32	2,005	2,055,318
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,591,326
San Jacinto Community College District, TX, 5.00%, 2/15/44	2,250	2,293,861
Somerville, MA:
1.75%, 10/15/32	3,480	2,886,686
1.75%, 10/15/33	1,260	1,017,220
Wake County, NC:
5.00%, 5/1/29	830	894,567
5.00%, 4/1/35	1,045	1,195,752
5.00%, 4/1/35	3,500	4,004,911
Washington, 5.00%, 7/1/30	1,000	1,091,007
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/28	250	222,508
0.00%, 6/15/29	460	393,402
0.00%, 6/15/30	400	328,212
Wylie Independent School District, TX, (PSF Guaranteed), 3.25% to 8/15/28 (Put Date), 8/15/41	5,675	5,411,818
		$ 71,618,157
Hospital — 8.6%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.32%, (SIFMA + 0.70%), 11/15/47(2)	$4,500	$ 4,457,784
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/33	320	345,600
5.00%, 11/1/34	300	324,540
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/15/29 (Put Date), 11/15/59	2,000	2,121,650
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	2,000	2,109,573
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,130,811
		$ 12,489,958

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 15.1%
Connecticut Housing Finance Authority:
(SPA: TD Bank, N.A.), 3.60%, 11/15/48(3)	$3,000	$ 3,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	1,815	1,900,731
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	2,520	2,612,074
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	154,880
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	785	815,715
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,245	1,330,906
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	905	929,742
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,420	1,488,282
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	653,322
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	271,935
New York City Housing Development Corp., NY, Green Bonds, (Liq: TD Bank, N.A.), 3.60%, 5/1/50(3)	1,485	1,485,000
Ohio Housing Finance Agency:
3.35%, 9/1/49	465	362,312
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	151,094
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	313,791
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	865	909,071
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	985	1,090,531
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	985	1,065,631
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,765	1,841,681
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,415	1,507,611
		$ 21,884,309
Industrial Development Revenue — 0.7%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$1,000	$ 983,811
		$ 983,811
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 2.5%
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	$2,000	$ 1,793,441
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,857,725
		$ 3,651,166
Insured - Industrial Development Revenue — 0.1%
St. Vrain Lakes Metropolitan District No. 2, CO, (AGC), 5.00%, 12/1/25	$65	$ 65,538
		$ 65,538
Lease Revenue/Certificates of Participation — 0.6%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,373
5.00%, 11/1/43	225	225,258
5.00%, 11/1/48	375	375,381
		$ 876,012
Other Revenue — 9.4%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	$3,000	$ 2,986,292
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	3,000	3,215,519
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,042,719
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	6,000	6,288,504
		$ 13,533,034
Senior Living/Life Care — 2.5%
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/28	$305	$ 317,189
5.00%, 4/1/29	250	263,069
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/28	210	216,407
5.00%, 5/1/29	190	197,421
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/26	480	483,326
5.00%, 2/1/29	590	608,206
5.00%, 2/1/30	475	492,298

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	$1,000	$ 1,037,003
		$ 3,614,919
Special Tax Revenue — 1.5%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	$1,000	$ 1,013,368
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	1,000	1,090,712
		$ 2,104,080
Water and Sewer — 2.0%
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	$3,000	$ 2,951,106
		$ 2,951,106
Total Tax-Exempt Municipal Obligations (identified cost $142,045,140)		$141,751,091

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 664,976
Total Taxable Municipal Obligations (identified cost $648,096)		$ 664,976

Short-Term Investments — 5.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(4)	8,279,859	$ 8,279,859
Total Short-Term Investments (identified cost $8,279,859)		$ 8,279,859
Total Investments — 104.2% (identified cost $150,973,095)		$150,695,926
Other Assets, Less Liabilities — (4.2)%		$ (6,131,935)
Net Assets — 100.0%		$144,563,991

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2025.
At April 30, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
North Carolina	11.8%
New York	10.3%
Others, representing less than 10% individually	76.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 2.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.5% to 1.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2025.
Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,279,859, which represents 5.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Funds - Government Portfolio(1)	$7,603,605	$39,274,475	$(38,598,221)	$ —	$ —	$8,279,859	$92,533	8,279,859
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$141,751,091	$ —	$141,751,091
Taxable Municipal Obligations	—	664,976	—	664,976
Short-Term Investments	8,279,859	—	—	8,279,859
Total Investments	$8,279,859	$142,416,067	$ —	$150,695,926
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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